UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives Emerging Opportunities Total Return Fund
July 31, 2018

AC Alternatives Emerging Opportunities Total Return - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 58.2%
Argentina — 3.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		200,000	182,202
Argentine Republic Government International Bond, 6.625%, 7/6/28		750,000	664,312
			846,514
Croatia — 1.2%
Croatia Government International Bond, 6.75%, 11/5/19		300,000	312,941
Dominican Republic — 2.8%
Dominican Republic International Bond, 6.875%, 1/29/26		200,000	214,586
Dominican Republic International Bond, 5.95%, 1/25/27(1)		550,000	558,938
			773,524
Egypt — 1.0%
Egypt Government International Bond, 8.50%, 1/31/47		250,000	263,990
Hungary — 1.2%
Hungary Government Bond, 6.75%, 10/22/28	HUF	68,400,000	323,233
Indonesia — 1.5%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	5,800,000,000	416,222
Jordan — 0.7%
Jordan Government International Bond, 7.375%, 10/10/47(1)		200,000	193,315
Mexico — 13.4%
Mexican Bonos, 8.50%, 12/13/18	MXN	26,000,000	1,397,362
Mexican Bonos, 8.00%, 12/7/23	MXN	28,200,000	1,531,154
Mexican Bonos, 5.75%, 3/5/26	MXN	8,830,000	419,826
Mexican Bonos, 10.00%, 11/20/36	MXN	4,680,000	303,401
			3,651,743
Namibia — 1.6%
Namibia International Bonds, 5.25%, 10/29/25		438,000	423,965
Nigeria — 1.8%
Nigeria Government International Bond, 7.14%, 2/23/30(1)		500,000	499,233
Oman — 0.7%
Oman Government International Bond, 5.375%, 3/8/27		200,000	194,555
Peru — 3.4%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	2,905,000	924,890
Russia — 3.1%
Russian Federal Bond - OFZ, 6.70%, 5/15/19	RUB	15,000,000	239,858
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20		600,000	616,405
			856,263
Senegal — 1.2%
Senegal Government International Bond, 6.75%, 3/13/48(1)		350,000	318,465
Serbia — 2.1%
Serbia International Bond, 4.875%, 2/25/20		560,000	570,751
South Africa — 16.8%
Republic of South Africa Government Bond, 8.00%, 12/21/18	ZAR	18,300,000	1,396,312
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	27,600,000	2,070,915
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	3,540,000	298,758

Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,900,000	205,206
Republic of South Africa Government International Bond, 6.875%, 5/27/19		600,000	617,214
			4,588,405
Thailand — 1.2%
Thailand Government Bond, 4.875%, 6/22/29	THB	9,000,000	321,192
Turkey — 1.4%
Turkey Government International Bond, 4.875%, 10/9/26		200,000	172,241
Turkey Government International Bond, 5.75%, 5/11/47		250,000	195,765
			368,006
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,825,744)			15,847,207
CORPORATE BONDS — 18.8%
Argentina — 2.2%
YPF SA, 8.75%, 4/4/24		575,000	585,925
Brazil — 1.7%
Banco do Brasil SA, 6.00%, 1/22/20		275,000	284,628
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		200,000	189,252
			473,880
Colombia — 3.0%
Ecopetrol SA, 7.625%, 7/23/19		500,000	521,655
Millicom International Cellular SA, 5.125%, 1/15/28(1)		300,000	284,970
			806,625
Ghana — 0.9%
Tullow Oil plc, 7.00%, 3/1/25(1)		250,000	243,750
Hong Kong — 1.1%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		300,000	292,723
India — 1.0%
Vedanta Resources plc, 6.125%, 8/9/24(1)		300,000	280,121
Indonesia — 1.0%
Minejesa Capital BV, 4.625%, 8/10/30(1)		300,000	282,989
Kazakhstan — 1.1%
KazTransGas JSC, 4.375%, 9/26/27(1)		300,000	289,158
Malaysia — 1.1%
Petronas Capital Ltd., 5.25%, 8/12/19		300,000	306,652
Mexico — 2.1%
Cometa Energia SA de CV, 6.375%, 4/24/35(1)		300,000	296,250
Petroleos Mexicanos, 3.50%, 7/23/20		275,000	275,161
			571,411
Oman — 1.1%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28(1)		300,000	298,373
Paraguay — 0.8%
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22		200,000	206,060
Qatar — 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19		350,000	363,392
Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		100,000	114,889
TOTAL CORPORATE BONDS (Cost $5,189,430)			5,115,948

U.S. TREASURY SECURITIES — 18.2%
U.S. Treasury Bonds, 3.125%, 5/15/48	280,000	282,499
U.S. Treasury Notes, 1.875%, 12/31/19	1,500,000	1,485,674
U.S. Treasury Notes, 2.50%, 5/31/20	1,465,000	1,460,737
U.S. Treasury Notes, 2.125%, 9/30/24(2)	1,815,000	1,735,806
		4,964,716
TOTAL U.S. TREASURY SECURITIES (Cost $4,987,919)		4,964,716
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $489,231), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $480,520)		480,497
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $409,052), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $400,010)		400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,638	1,638
TOTAL TEMPORARY CASH INVESTMENTS (Cost $882,135)		882,135
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $26,885,228)		26,810,006
OTHER ASSETS AND LIABILITIES — 1.6%		422,351
TOTAL NET ASSETS — 100.0%		$27,232,357

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	7,758,797	USD	256,956	Morgan Stanley	9/19/18	$13,106
BRL	1,493,119	USD	392,771	Morgan Stanley	9/19/18	2,968
BRL	1,098,156	USD	279,393	Morgan Stanley	9/19/18	11,664
BRL	1,074,704	USD	279,398	Morgan Stanley	9/19/18	5,444
BRL	1,056,292	USD	276,083	Morgan Stanley	9/19/18	3,879
USD	281,879	BRL	1,050,421	Morgan Stanley	9/19/18	3,473
CAD	531,752	USD	401,571	Morgan Stanley	9/19/18	7,536
CAD	544,520	USD	410,066	Morgan Stanley	9/19/18	8,864
CLP	511,164,311	USD	805,047	Goldman Sachs & Co.	9/20/18	(3,004)
CLP	175,603,615	USD	276,545	Goldman Sachs & Co.	9/20/18	(1,014)
CLP	180,049,481	USD	275,769	Goldman Sachs & Co.	9/20/18	6,738
CLP	182,797,151	USD	278,404	Goldman Sachs & Co.	9/20/18	8,414
USD	266,672	CLP	170,035,362	Goldman Sachs & Co.	9/20/18	(122)
USD	252,819	CLP	164,711,558	Goldman Sachs & Co.	9/20/18	(5,622)
USD	266,762	CLP	176,241,947	Goldman Sachs & Co.	9/20/18	(9,770)
CNY	2,484,958	USD	368,401	Morgan Stanley	9/19/18	(3,432)
USD	660,625	CNY	4,304,964	Morgan Stanley	9/19/18	28,350
USD	275,885	CNY	1,802,356	Morgan Stanley	9/19/18	11,171
COP	1,540,034,320	USD	533,318	Goldman Sachs & Co.	9/19/18	(1,607)
COP	832,881,032	USD	283,748	Goldman Sachs & Co.	9/19/18	3,811
USD	416,464	COP	1,201,497,779	Goldman Sachs & Co.	9/19/18	1,636
EUR	820,510	USD	968,893	JPMorgan Chase Bank N.A.	9/19/18	(6,046)
USD	292,290	EUR	245,221	JPMorgan Chase Bank N.A.	9/19/18	4,529
HUF	111,915,428	USD	404,403	UBS AG	9/19/18	4,864
HUF	93,781,590	USD	341,475	UBS AG	9/19/18	1,478
USD	688,907	HUF	186,900,381	UBS AG	9/19/18	5,426

USD	385,423	HUF	107,143,682	UBS AG	9/19/18	(6,394)
IDR	17,136,522,686	USD	1,220,116	Goldman Sachs & Co.	9/19/18	(36,406)
IDR	6,365,139,093	USD	438,431	Goldman Sachs & Co.	9/19/18	1,242
USD	276,092	IDR	3,959,154,483	Goldman Sachs & Co.	9/19/18	2,612
USD	254,543	IDR	3,668,980,370	Goldman Sachs & Co.	9/19/18	1,107
USD	418,389	IDR	6,101,784,960	Goldman Sachs & Co.	9/19/18	(3,093)
USD	418,725	IDR	6,125,946,300	Goldman Sachs & Co.	9/19/18	(4,426)
INR	27,378,839	USD	400,012	Morgan Stanley	9/19/18	(2,551)
USD	949,808	KRW	1,015,629,280	Goldman Sachs & Co.	9/19/18	36,828
USD	323,407	KRW	364,592,746	Goldman Sachs & Co.	9/19/18	(4,336)
KZT	139,620,370	USD	402,945	Goldman Sachs & Co.	9/19/18	(4,832)
MXN	7,843,864	USD	378,355	JPMorgan Chase Bank N.A.	9/19/18	39,220
MXN	6,164,806	USD	293,803	JPMorgan Chase Bank N.A.	9/19/18	34,386
MXN	6,214,218	USD	303,774	JPMorgan Chase Bank N.A.	9/19/18	27,045
USD	1,840,779	MXN	38,162,112	JPMorgan Chase Bank N.A.	9/19/18	(190,816)
USD	319,288	MXN	6,156,134	JPMorgan Chase Bank N.A.	9/19/18	(8,440)
USD	339,473	MXN	6,539,115	JPMorgan Chase Bank N.A.	9/19/18	(8,643)
USD	884,386	MXN	16,844,134	JPMorgan Chase Bank N.A.	9/19/18	(12,327)
USD	298,943	MXN	5,691,364	JPMorgan Chase Bank N.A.	9/19/18	(4,042)
USD	292,770	MXN	5,477,082	JPMorgan Chase Bank N.A.	9/19/18	1,193
MYR	1,608,523	USD	401,629	Goldman Sachs & Co.	9/19/18	(4,450)
MYR	1,097,140	USD	274,299	Goldman Sachs & Co.	9/19/18	(3,392)
MYR	1,125,294	USD	277,960	Goldman Sachs & Co.	9/19/18	(101)
NOK	4,411,445	USD	547,237	Goldman Sachs & Co.	9/19/18	(5,372)
NOK	2,140,459	USD	262,182	Goldman Sachs & Co.	9/19/18	735
USD	401,471	NOK	3,266,771	Goldman Sachs & Co.	9/19/18	208
USD	56,821	PEN	186,645	Goldman Sachs & Co.	9/19/18	(107)
USD	557,973	PEN	1,839,636	Goldman Sachs & Co.	9/19/18	(3,130)
USD	299,035	PEN	984,183	Goldman Sachs & Co.	9/19/18	(1,148)
USD	403,194	PHP	21,304,794	Morgan Stanley	9/19/18	2,036
USD	280,019	PHP	15,066,399	Morgan Stanley	9/19/18	(3,674)
PLN	2,079,607	USD	574,001	Goldman Sachs & Co.	9/19/18	(4,589)
PLN	999,645	USD	271,127	Goldman Sachs & Co.	9/19/18	2,584
PLN	1,018,856	USD	275,802	Goldman Sachs & Co.	9/19/18	3,169
USD	19,265	PLN	70,407	Goldman Sachs & Co.	9/19/18	(12)
USD	554,570	PLN	2,009,208	Goldman Sachs & Co.	9/19/18	4,434
RUB	69,709,681	USD	1,105,112	Goldman Sachs & Co.	9/19/18	5,238
RUB	16,379,029	USD	261,956	Goldman Sachs & Co.	9/19/18	(1,067)
USD	393,961	RUB	24,984,979	Goldman Sachs & Co.	9/19/18	(4,005)
THB	10,637,237	USD	332,071	Goldman Sachs & Co.	9/19/18	(11,364)
THB	12,776,402	USD	385,191	Goldman Sachs & Co.	9/19/18	11
THB	17,841,667	USD	536,737	Goldman Sachs & Co.	9/19/18	1,180
USD	1,630,107	THB	51,951,504	Goldman Sachs & Co.	9/19/18	63,796
TRY	6,083,320	USD	1,265,039	Goldman Sachs & Co.	9/19/18	(55,591)
TRY	1,313,801	USD	274,837	Goldman Sachs & Co.	9/19/18	(13,635)
TRY	1,420,306	USD	286,525	Goldman Sachs & Co.	9/19/18	(4,149)
TRY	718,821	USD	144,104	Goldman Sachs & Co.	9/19/18	(1,193)
USD	203,400	TRY	988,725	Goldman Sachs & Co.	9/19/18	6,827
USD	282,623	TRY	1,365,493	Goldman Sachs & Co.	9/19/18	11,144

USD	521,347	TRY	2,554,415	Goldman Sachs & Co.	9/19/18	13,494
USD	390,643	TRY	1,977,796	Goldman Sachs & Co.	9/19/18	(2,570)
TWD	16,271,943	USD	550,192	Morgan Stanley	9/19/18	(16,322)
TWD	8,277,799	USD	274,067	UBS AG	9/19/18	(2,478)
USD	547,711	TWD	16,271,943	Morgan Stanley	9/19/18	13,840
ZAR	5,526,628	USD	399,515	UBS AG	9/19/18	17,624
USD	3,871,757	ZAR	49,885,657	UBS AG	9/19/18	106,492
USD	668,624	ZAR	9,043,142	UBS AG	9/19/18	(13,933)
						$60,591

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	September 2018	EUR	300,000	$566,831	$1,281

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Kingdom of Saudi Arabia	Buy	(1.00)%	6/20/23	$900,000	$(7,263)	$(641)	$(7,904)
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	6/20/23	$900,000	7,175	(2,462)	4,713
Morgan Stanley / Brazil Government International Bond	Buy	(1.00)%	6/20/23	$900,000	25,881	17,011	42,892
Morgan Stanley / Russia International Bond	Buy	(1.00)%	6/20/23	$615,000	9,365	(1,346)	8,019
					$35,158	$12,562	$47,720
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BZDIOVRA	Receive	6.94%	1/2/20	BRL	12,415,809	$37,275
Morgan Stanley	BZDIOVRA	Receive	8.41%	1/2/20	BRL	7,290,000	(2,410)
Morgan Stanley	BZDIOVRA	Pay	9.09%	1/2/23	BRL	2,267,646	(25,227)
Morgan Stanley	BZDIOVRA	Pay	9.09%	1/2/23	BRL	4,562,493	(50,169)
Morgan Stanley	BZDIOVRA	Pay	10.91%	1/2/23	BRL	2,627,527	(25,651)
							$(66,182)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,952,427, which represented 18.2% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,070.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	15,847,207	—
Corporate Bonds	—	5,115,948	—
U.S. Treasury Securities	—	4,964,716	—
Temporary Cash Investments	1,638	880,497	—
	1,638	26,808,368	—
Other Financial Instruments
Futures Contracts	—	1,281	—
Swap Agreements	—	92,899	—
Forward Foreign Currency Exchange Contracts	—	529,796	—
	—	623,976	—
Liabilities
Other Financial Instruments
Swap Agreements	—	111,361	—
Forward Foreign Currency Exchange Contracts	—	469,205	—
	—	580,566	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2018